Shareholder Report, Holdings (Details)	Jun. 30, 2024
Class A | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	23.70%
Class A | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
Class A | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
Class A | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
Class A | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
Class A | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
Class A | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Class A | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Class A | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Class A | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Class A | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Class A | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Class A | U.S. Government & Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Class A | Municipal Bonds [Members]
Holdings [Line Items]
Percent of Total Investments	0.80%
Class A | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Class A | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Class C | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	23.70%
Class C | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
Class C | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
Class C | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
Class C | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
Class C | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
Class C | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
Class C | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Class C | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Class C | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Class C | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Class C | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Class C | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Class C | U.S. Government & Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Class C | Municipal Bonds [Members]
Holdings [Line Items]
Percent of Total Investments	0.80%
Class C | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Class C | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Class C1 | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	23.70%
Class C1 | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
Class C1 | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
Class C1 | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
Class C1 | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
Class C1 | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
Class C1 | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
Class C1 | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Class C1 | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Class C1 | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Class C1 | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Class C1 | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Class C1 | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Class C1 | U.S. Government & Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Class C1 | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Class C1 | Municipal Bonds [Members]
Holdings [Line Items]
Percent of Total Investments	0.80%
Class C1 | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Class C1 | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Class I | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	23.70%
Class I | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
Class I | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Class I | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Class I | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Class I | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Class I | U.S. Government & Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Class I | Municipal Bonds [Members]
Holdings [Line Items]
Percent of Total Investments	0.80%
Class I | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Class P | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	23.70%
Class P | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
Class P | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
Class P | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
Class P | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
Class P | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
Class P | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
Class P | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Class P | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Class P | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Class P | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Class P | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Class P | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Class P | U.S. Government & Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Class P | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Class P | Municipal Bonds [Members]
Holdings [Line Items]
Percent of Total Investments	0.80%
Class P | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Class P | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%